Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses [Abstract]
Staff costs	$ 1,046	$ 1,029	$ 1,113
Operation costs	1,403	1,175	1,048
Depreciation and amortization	177	147	145
Marketing expenses	305	260	227
Professional fees	$ 62	$ 58	$ 67